Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	May 31, 2019	May 31, 2018
Fair Value Disclosures [Abstract]
Settlements of contingent consideration obligations	$ 5.2	$ 3.9
Increase in accrual related to fair value adjustments	3.0	0.5
Increase in accrual related to new acquisitions	$ 5.8	$ 3.4